CALVERT GROUP
4550 MONTGOMERY AVENUE
BETHESDA, MD 20814

February 4, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Calvert Social Index Series, Inc. File numbers 811-09877 and 333-34122 Post-Effective Amendment No. 11 under the Securities Act of 1933 and No. 13 under the Investment Company Act of 1940

Ladies and Gentlemen:

In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

(1) the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (effective January 31, 2010); and

(2) the text of the most recent registration statement (effective January 31, 2010) has been filed electronically.

If you have questions or require further information, please contact me at 301-657-7045.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King
Associate General Counsel